Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Commitments and Contingencies

5. Commitments and Contingencies

Lease Commitments

The Company currently leases its corporate headquarters as well as other real estate leases that are classified as operating leases. Total rent expense was $71 thousand and $28 thousand for the three months ended March 31, 2021 and 2020, respectively. None of the leases have a minimum noncancelable lease term in excess of one year. The Company does not have any leases classified as capital leases.

Other Commitments

On December 1, 2020, the Company entered into a definitive licensing and services agreement effective December 15, 2020 with 24M to use its Semi-Solid lithium-ion battery platform technology in FREYR’s planned facilities in Mo i Rana, Norway. In accordance with this agreement and a letter agreement dated December 18, 2020, the Company has committed to pay $20,000 thousand for the rights to production of battery cells based on 24M’s current and future technology, as well as the provision of services to the Company, including technical training of engineers, the provision of information relevant to construct and operate the factory and on-site support. $700 thousand was paid and expensed in 2020 at the signing of the memorandum of understanding prior to entering into a definitive agreement. The Company determined that the remaining $19,300 thousand payable would be recognized straight-line over the service period through December 31, 2022, which was extended to December 31, 2023 through the first amendment to the definitive agreement dated January 18, 2021. As of December 31, 2020, $445 thousand was accrued related to the agreement. On January 12, 2021, $2,500 thousand was paid, as prescribed by the definitive agreement. As a result, as of March 31, 2021, a prepaid asset of $374 thousand remained and the Company’s remaining commitments were $2,500 thousand, payable on or before July 31, 2021, as well as $14,300 thousand, payable upon the financial close of the Company’s commercial facility, but no later than December 31, 2021. In accordance with the definitive agreement, the Company will also pay an ongoing royalty fee based on sales volumes with minimum annual payments of $3,000 thousand beginning on the three-year anniversary of the effective date. All expenses related to this definitive agreement are recognized as research and development costs within the condensed consolidated statements of operations and comprehensive loss.

The Company entered into agreements with a public Norwegian university to fund professorships and research within the field of energy-efficient battery plants. Under the agreements, the Company has committed to pay NOK 700 thousand annually for four years for a total of NOK 2,800 thousand to fund the professorships and NOK 1,000 thousand annually for eight years for a total of NOK 8,000 thousand to fund the research. As of March 31, 2021, the Company’s remaining commitments were NOK 1,225 thousand ($144 thousand) and NOK 6,000 thousand ($704 thousand) to fund the professorships and research, respectively. All expenses related to these agreements are recognized as research and development costs within the condensed consolidated statements of operations and comprehensive loss.

On January 23, 2020, the Company entered into an agreement with the Nordland county municipality related to the mobilization of the battery factory in Mo i Rana. Under the agreement, the Company has committed to pay NOK 500 thousand per year over three years beginning in 2020. As of March 31, 2021, the Company’s remaining commitment was NOK 1,000 thousand ($117 thousand). All expenses related to this agreement are recognized as other operating expenses within the condensed consolidated statements of operations and comprehensive loss.

Contingent Liabilities — Litigation

The Company is subject to legal and regulatory actions that arise from time to time in the ordinary course of business. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events. In the opinion of management, there was not at least a reasonable possibility the Company may have incurred a material loss with respect to loss contingencies for asserted legal and other claims. However, the outcome of litigation is inherently uncertain.

7. Commitments and Contingencies

Lease Commitments

The Company currently leases its corporate headquarters as well as other real estate leases that are classified as operating leases. Total rent expense was $148 thousand and $27 thousand for the years ended December 31, 2020 and 2019, respectively. None of the leases have a minimum noncancelable lease term in excess of one year. The Company does not have any leases classified as capital leases.

Other Commitments

On December 1, 2020, the Company entered into a definitive licensing and services agreement effective December 15, 2020 with 24M to use its Semi-Solid lithium-ion battery platform technology in FREYR’s planned facilities in Mo i Rana, Norway. In accordance with this agreement and a letter agreement dated December 18, 2020, the Company has committed to pay $20,000 thousand for the rights to production of battery cells based on 24M’s current and future technology, as well as the provision of services to the Company, including technical training of engineers, the provision of information relevant to construct and operate the factory and on-site support. For the year ended December 31, 2020, $700 thousand was paid and expensed at the signing of the memorandum of understanding prior to entering into a definitive agreement. As of December 31, 2020, the Company’s remaining commitments were $2,500 thousand, payable on or before January 15, 2021 and July 31, 2021, as well as $14,300 thousand, payable upon the financial close of the Company’s commercial facility, but no later than December 31, 2021. The Company determined that the $19,300 thousand due under the definitive agreement would be recognized straight-line over the service period. As such, as of December 31, 2020, $445 thousand was accrued related to the agreement. The Company will also pay an ongoing royalty fee based on sales volumes with minimum annual payments of $3,000 thousand beginning on the three-year anniversary of the effective date. All expenses related to this definitive agreement are recognized as research and development costs within the consolidated statements of operations and comprehensive loss. See Note 16 – Subsequent Events for further information on the definitive agreement.

The Company entered into agreements with a public Norwegian university to fund professorships, research within the field of energy-efficient battery plants, research positions for battery cell production, and doctoral and post-doctoral fellowships. Under the agreements, the Company has committed to pay NOK 700 thousand annually for four years for a total of NOK 2,800 thousand to fund the professorships, NOK 1,000 thousand annually for eight years for a total of NOK 8,000 thousand to fund the research, NOK 1,450 thousand in January 2021 to fund the research positions and NOK 3,616 thousand to fund the doctoral and post-doctoral fellowships. As of December 31, 2020, the Company’s remaining commitments were NOK 1,925 thousand ($226 thousand), NOK 7,000 thousand ($820 thousand), NOK 1,450 thousand ($170 thousand) and NOK 731 thousand ($86 thousand) to fund the professorships, research, research positions, and doctoral and post-doctoral fellowships, respectively. All expenses related to these agreements are recognized as research and development costs within the consolidated statements of operations and comprehensive loss.

On January 23, 2020, the Company entered into an agreement with the Nordland county municipality related to the mobilization of the battery factory in Mo i Rana. Under the agreement, the Company has committed to pay NOK 500 thousand per year over the next three years beginning in 2020. As of December 31, 2020, the Company’s remaining commitment was NOK 1,000 thousand ($117 thousand). All expenses related to this agreement are recognized as other operating expenses within the consolidated statements of operations and comprehensive loss.

Contingent Liabilities — Litigation

The Company is subject to legal and regulatory actions that arise from time to time in the ordinary course of business. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events. In the opinion of management, there was not at least a reasonable possibility the Company may have incurred a material loss with respect to loss contingencies for asserted legal and other claims. However, the outcome of litigation is inherently uncertain.